RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2018	2017	2016

Salaries and short-term benefits	$9.9	$9.1	$9.3
Share-based compensation	5.4	5.9	9.3
Other long-term benefits	1.2	8.5	1.3
	$16.5	$23.5	$19.9